Financial Assets at Fair Value Through Other Comprehensive Income - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value through other comprehensive income [abstract]
Proceeds from sale of shares	$ 561,600	$ 628,700	$ 10
Unrealized gain (loss) on investments in equity instruments at fair value through other comprehensive income	303,200	186,000	$ (109,000)
Cumulative loss allowance for expected credit loss	$ 37,800	$ 33,200